Summary of Significant Accounting Policies - Additional Information (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Reserve for Merchant Credit Losses	$ 20,000,000	$ 24,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted	1,200,000,000
Indefinite-Lived Trade Names	604,000,000	604,000,000
Impairments, Not Over $5 Million USD	0	0	$ 5,000,000
Current deferred revenue	84,000,000			$ 101,000,000
Noncurrent deferred revenue	$ 118,000,000			$ 129,000,000
Minimum
Property, Plant and Equipment [Line Items]
Ownership Interest	20.00%
Maximum
Property, Plant and Equipment [Line Items]
Impairments, Not Over $5 Million USD	$ 5,000,000	$ 5,000,000
Equipment Furniture and Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment Furniture and Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Software Development
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Computer Software, Intangible Asset | Minimum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software, Intangible Asset | Maximum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Other Intangible Assets Excluding Trade Name | Minimum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Other Intangible Assets Excluding Trade Name | Maximum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years